Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
One-time income			$ 211
MTEC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Concentration Risk Percentage	33.00%	34.00%	10.00%
BARDA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Concentration Risk Percentage	30.00%	31.00%	56.00%
Vericel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Concentration Risk Percentage	6.00%	12.00%	4.00%